LONG TERM LOANS (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current portion of loans	$ 1,403	$ 158
Non-current portion of loans	341	483
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Current portion of loans	1,044	158
Non-current portion of loans	$ 341	$ 483
Long-term borrowings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	1.80%
Long-term borrowings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Borrowings interest rate	6.10%